CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $)	Total	Ordinary shares [Member]	Treasury stock [Member]	Additional paid in capital [Member]	Retained earnings [Member]	Accumulated other comprehensive income [Member]	Noncontrolling interest [Member]
Balance at Dec. 31, 2009	$ 180,491,946	$ 10,000		$ 258,583	$ 51,609,747	$ 617,298	$ 127,996,318
Balance, shares at Dec. 31, 2009		100,000,000
Net income (loss)	69,147,733				68,571,257		576,476
Other comprehensive income	10,028,611					5,659,570	4,369,041
Share-based compensation	1,614,756			1,614,756
Deemed dividend on Series A convertible redeemable preferred shares	(3,300,000)				(3,300,000)
Conversion of series A convertible redeemable preferred shares into ordinary shares	58,902,740	2,971		58,899,769
Conversion of series A convertible redeemable preferred shares into ordinary shares, shares		29,714,103
Issuance of ordinary shares in the initial public offering (net of commission and issuance cost of $7,867,552)	79,537,048	4,600		79,532,448
Issuance of ordinary shares in the initial public offering (net of commission and issuance cost of $7,867,552), shares		46,000,000
Balance at Dec. 31, 2010	396,422,834	17,571		140,305,556	116,881,004	6,276,868	132,941,835
Balance, shares at Dec. 31, 2010		175,714,103
Net income (loss)	34,914,112				33,323,952		1,590,160
Other comprehensive income	18,483,256					12,167,255	6,316,001
Share-based compensation	2,206,025			2,206,025
Balance at Dec. 31, 2011	452,026,227	17,571		142,511,581	150,204,956	18,444,123	140,847,996
Balance, shares at Dec. 31, 2011		175,714,103
Net income (loss)	(115,637,415)				(111,928,941)		(3,708,474)
Other comprehensive income	3,838,790					2,206,182	1,632,608
Share-based compensation	2,249,834			2,249,834
Stock Repurchases	(500,724)	(283)	(494,928)	(5,513)
Stock Repurchases, shares		(2,836,670)
Disposal of Nanjing Daqo New Energy Co., Ltd	(1,099,299)					(1,099,299)
Balance at Dec. 31, 2012	$ 340,877,413	$ 17,288	$ (494,928)	$ 144,755,902	$ 38,276,015	$ 19,551,006	$ 138,772,130
Balance, shares at Dec. 31, 2012		172,877,433